Related-party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related-party transactions	Related-party transactions
Other than compensation arrangements with executive officer and directors, we have not entered into any material transactions with our executive officers, directors or holders, including their affiliates or other related parties during 2021, 2022 or 2023.

Compensation of key management personnel of the Group

	Amounts in thousands USD
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021 (1)
Wages and salaries	$2,589	$1,923	$1,928
Share-based compensation expense	2,894	2,191	832
Variable / bonus expense	678	1,068	787
Pension costs - defined contribution plans	407	291	303
	$6,568	$5,473	$3,850

(1) For years ending December 31, 2021, we have restated to show separately variable / bonus expense, include share-based compensation expense, and exclude social charges expense.
Agreements with Our Executive Officers and Directors

Board members were paid for their services on the board of directors, board members collectively received remuneration of $408 thousand during the year ended December 31, 2021, $598 thousand during 2022 and $620 thousand during 2023.

Management Service Agreements

In 2021, the Summa MSA was terminated in connection with our initial public offering, upon which we paid Summa Equity AB a lump sum amount equal to approximately $2.4 million.